INTEREST BEARING BANK BORROWINGS (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF INTEREST BEARING BANK BORROWINGS
	As of March 31,
	2025	2026
	HKD	HKD
Bank loans secured and repayable
Within 12 months	7,978,822	8,584,558
Over 1 year	5,859,581	10,174,359
Total	13,838,403	18,758,917

SCHEDULE OF PRINCIPAL REPAYMENTS TO MATURITY	Principal repayments to maturity by fiscal year are as follows:
Year ended March 31,	HKD
2026	$8,584,558
2027	2,185,235
Thereafter	7,989,124
Total	$18,758,917